Public Offering (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Mar. 09, 2021
Cash	$ 120,785	$ 25,219
Purchase price per unit (in Shares) | shares	$ 10		$ 10
Other offering costs	Each Unit consists of one share of the Company’s Class A common stock and one-fifth of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per whole share
Business Acquisition, Transaction Costs	$ 5,787,651
Number of shares (in Shares) | shares	5,175,000
Other Deferred Costs, Net	$ 612,651
IPO [Member]
Sale Of Stock Number Of Share Issued In Transaction	25,875,000
Purchase price per unit (in Shares) | shares			$ 10
Over-Allotment Option [Member]
Sale of stock units (in Shares) | shares	3,375,000
Purchase price per unit (in Shares) | shares	$ 10